Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 23, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Reverse stock split	1-for-50
Common stock, shares authorized	100,136,341
Realized foreign currency transaction loss		$ 1,612,000		$ 1,534,000		$ 2,000	$ 40,000
Unrealized foreign currency transaction loss		14,329,000	$ 632,000	11,123,000	$ 787,000	799,000	971,000
Fair value measurement of digital assets loss						406,000
Fair value measurement of digital assets gain						158,000
Goodwill		$ 18,044,215		$ 18,044,215		$ 18,044,215	$ 18,044,215
Distributed Storage Solutions PTY LTD [Member]
Goodwill								$ 18,000,000.0
Minimum [Member]
Estimated useful lives						1 year
Maximum [Member]
Estimated useful lives						20 years
Common Class A [Member]
Common stock, shares authorized	100,000,000	100,000,000		100,000,000		100,000,000
Common Class B [Member]
Common stock, shares authorized	136,341	136,341		136,341		136,341